Plant, Equipment and Mining Properties (Tables)	6 Months Ended
Jun. 30, 2026
Plant, Equipment and Mining Properties
Schedule of plant, equipment and mining properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
COST
Balance at January 1, 2025	$19,230	$1,191	$1,763	$16,331	$28,222	$14,982	$81,719
Additions / Transfers	4,436	55	200	8,973	4,425	842	18,931
Transfer from exploration and evaluation assets (Note 7)	35,005	-	-	-	-	-	35,005
Royalty buyback	21,787	-	-	-	-	-	21,787
Writedowns	-	(12)	(7)	(1,716)	(343)	-	(2,078)
Effect of movements in exchange rates	12	-	-	3	-	27	42
Balance at December 31, 2025	80,470	1,234	1,956	23,591	32,304	15,851	155,406
Additions	4,653	41	55	6,158	48	1,249	12,204
Writedowns	-	(1)	(5)	(96)	(20)	-	(122)
Effect of movements in exchange rates	(766)	-	-	47	2	(15)	(732)
Balance at June 30, 2026	84,357	1,274	2,006	29,700	32,334	17,085	166,756
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2025	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	503	148	410	1,523	774	329	3,687
Writedowns	-	(11)	(5)	(1,455)	(93)	-	(1,564)
Balance at December 31, 2025	10,402	780	1,405	5,365	8,530	3,559	30,041
Additions	302	77	216	483	3,599	197	4,874
Writedowns	-	(1)	(5)	(89)	(9)	-	(104)
Balance at June 30, 2026	10,704	856	1,616	5,759	12,120	3,756	34,811
NET BOOK VALUE
At June 30, 2026	73,653	418	390	23,941	20,214	13,329	131,945
At December 31, 2025	$70,068	$454	$551	$18,226	$23,774	$12,292	$125,365